Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	From 2007 through 2010, the Company received funding from the Israeli Innovation Authority (“IIA”, previously known as Officer of Chief Scientist) for its participation in research and development costs, based on budgets approved by the IIA, subject to the fulfillment of specified milestones. The Company is committed to pay royalties to the IIA on proceeds from sale of products in the research and development of which the IIA participates by way of grants. According to the IIA’s funding terms, royalties between 3% and 4.5% are payable on sales of developed products funded, up to 100% of the funding received by the Company, linked to US dollar and bearing 12 months SOFR interest rate. In the case of failure of a financed project, the Company is not obligated to pay any such royalties to the IIA. The total funding received from the IIA, including interest, as of December 31, 2024 is $762.

b.

On September 1, 2021, the Company signed a consulting agreement with its CEO. According to the agreement, the CEO is entitled to receive (i) a monthly salary, (ii) a one-time NIS 150 thousand (approximately $48) bonus upon completion of the Company’s IPO, (iii) 6,910 shares options representing 0.5% of the Company’s then issued and outstanding ordinary shares, which fully vested in March 2022 and are exercisable for a period of 5 years from October 2021 and (iv) share options representing 2.5% of the Company’s post-IPO issued and outstanding ordinary shares which shall vest and become exercisable over a total period of three years, commencing on the IPO completion date, on a monthly basis in equal installments. In respect of (iii) the Company recorded share-based payment expenses of $7 in 2022. In respect of (iv), and while the options have not been issued as of December 31, 2024, the Company recorded share-based expenses of $9 in 2024.

Upon completion of the IPO, the CEO was paid a NIS 150 thousand bonus in cash.

c.	On May 29, 2022, the Company and the Company’s Chief R&D Officer (“CRDO”) entered into a new employment agreement. Under the new employment agreement and subject to a successful completion of the Company’s IPO, the Company (1) shall grant the CRDO options to purchase 7,577 ordinary shares of the Company in consideration for NIS 1.084 per share option with these share options vesting and become exercisable over a period of eleven (11) months commencing on the grant date (in accordance with the Board’s approval), on a monthly basis in equal instalments; and (2) may grant the CRDO options to purchase ordinary shares of the Company representing up to 2% of the Company’s post IPO issued and outstanding share-capital with these share options vesting and become exercisable over a period of three years commencing on the grant date, on a quarterly basis in equal instalments. In addition, the CRDO’s monthly salary increased to $8 starting July 2022 and (3) a one-time NIS 150 thousand (approximately $48) bonus upon completion of the Company’s IPO.

On December 3, 2023, the share option section of the agreement above was amended and replaced by a grant of 17,167 options which will start to vest starting September 30, 2023 on a monthly basis in equal installments over 1 year period. The Company recorded $3.5 and $2.5 share-based payment expenses during the years 2023 and 2024, respectively.

Upon completion of the IPO, the CRDO was paid a NIS 150 thousand bonus in cash.

Additionally, following the IPO the CRDO’s job title was amended from CRDO to Chief Technologies Officer (“CTO”).

d.	On May 30, 2022, the Company entered into a collaboration agreement with SciSparc, a specialty clinical-stage pharmaceutical company focusing on the development of therapies to treat disorders of the central nervous system. Under the collaboration agreement, the Company will work with SciSparc to develop technology for the treatment of pain, based on SciSparc’s SCI-160 platform and Company’s trap and target (“T&T”) platform technology. In accordance with the collaboration agreement, SciSparc will pay development fees to the Company upon successful completion of clinical trials, of $80 by successful completion of preclinical safety tests, $120 by successful completion of Phase 1 clinical trial, $150 by upon successful completion of Phase 2a clinical trial, $200 upon successful completion of Phase 2b clinical trial, $500 upon successful completion of Phase 3 clinicals, $750 upon approval by the U.S. Food and Drug Administration and $750 upon approval by an EU regulatory body. Additionally, SciSparc will pay royalties of 3.25% on any product sales by SciSparc resulting from the collaboration agreement. No development fees or royalties have been paid as of the date of issuance of these financial statements. On August 13, 2024, with the execution of the license purchase agreement with SciSparc, the collaboration agreement was terminated (see also Note 9f).
e.	On July 18, 2022, the Company signed a collaboration agreement with NurExone Biologic Inc. (“NurExone”) pursuant to which the Company, as part of its R&D activity, will use its T&T platform technology to develop formulations of an intranasal delivery system tailored for NurExone’s drug candidate. In accordance with the collaboration agreement, NurExone will cover the costs of the formulation development in an estimated amount of $220 in three installments based on meeting development milestones, of which $0, $0 and $78 were paid in 2024, 2023 and 2022, respectively. The collaboration agreement further provides that NurExone will pay additional development fees to the Company upon successful completion of clinical trials, of $500 by successful completion of Phase 2 clinical trial, $600 upon successful completion of Phase III clinical trial, $1,125 upon approval by the U.S. Food and Drug Administration and $1,125 upon approval by an EU regulatory body. Additionally, NurExone will pay royalties of 2.25-3.25% depending on volume of sales based on any product sales by NurExone resulting from the collaboration agreement. Manufacturing and marketing rights for formulations developed under the collaboration agreement are exclusive to NurExone. As of the date of these financial statements, no developments fees are due from NurExone.

f.	On August 13, 2024, the Company entered into an agreement with SciSparc for the purchase of an exclusive, worldwide, royalty-bearing license with respect to intellectual property rights associated with SciSparc’s SCI-160 platform, see Note 4.